BUSINESS COMBINATIONS - Acquisition of Belatrix (Details) - USD ($) shares in Thousands, $ in Thousands		Aug. 09, 2019	Dec. 31, 2020		Oct. 31, 2020	Dec. 31, 2019	Aug. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash paid	[2]		$ 84,643	[1]		$ 103,978		$ 4,328
Other financial liabilities			$ 80,483
Belatrix
Disclosure of detailed information about business combination [line items]
Cash paid		$ 61,468
Business acquisition, number of shares acquired (in shares)		5,000
Period prior to closing of each share subscription		60 days
Period prior to closing date		2 days
Earn-out liability					$ 3,000
Other financial liabilities						$ 4,097	$ 2,091
Consideration payment to be expensed							$ 909

[1]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)